Business Combination and Others	12 Months Ended
Mar. 31, 2022
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Business Combination and Others
4. Business Combination and Others
Ferro Alloys Corporation Limited—Business Combination
During the previous year ended March 31, 2021, the Company acquired control over FACOR under Corporate insolvency resolution process in terms of the Insolvency and Bankruptcy Code, 2016 of India. Based on completion of the closing conditions, the Company concluded the acquisition on September 21, 2020. The Company holds 100% in FACOR, while FACOR holds 90% equity in its subsidiary, Facor Power Limited (FPL).
FACOR is in the business of producing Ferro Alloys and owns a Ferro Chrome plant with capacity of 72,000 TPA, two operational Chrome mines and 100 MW of Captive Power Plant through FPL. The acquisition complements the Group’s existing steel business as the vertical integration of ferro manufacturing capabilities has the potential to generate significant efficiencies. FACOR has been included in “Others” for segment reporting purposes. The Company had finalised acquisition accounting during th
e
year ended March 31, 2021 and consequently recorded bargain gain (net of acquisition cost) as disclosed in Note 7.
If FACOR had been acquired at the beginning of year ended March 31, 2021, the Group revenue would have been
₹
 870,867 million ($ 11,907 million) and the profit before tax of the Group would have been
₹
 166,237 million ($ 2,273 million).